Basis for preparation, consolidation and accounting policies (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Categories of financial assets [abstract]
Financial assets	$ 68,736
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	587,062	$ 633,083	$ 592,342	$ 353,710
Accounts And Trade Receivables Non Provisional Pricing [Member]
Categories of financial assets [abstract]
Financial assets	1,703
Accounts And Trade Receivables Provisional Pricing [Member]
Categories of financial assets [abstract]
Financial assets	412,829
Trade accounts payable [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	194,958
Accounts payable to Related parties [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	13,681
Other financial liabilities [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	1,268,488
Provision related to benefits to employees [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	109,903
Other accounts payable [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	73,606
Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Financial assets	0
Financial assets at fair value through profit or loss, category [member] | Accounts And Trade Receivables Non Provisional Pricing [Member]
Categories of financial assets [abstract]
Financial assets	0
Financial assets at fair value through profit or loss, category [member] | Accounts And Trade Receivables Provisional Pricing [Member]
Categories of financial assets [abstract]
Financial assets	481,565
Financial assets at fair value through profit or loss, category [member] | Trade accounts payable [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	0
Financial assets at fair value through profit or loss, category [member] | Accounts payable to Related parties [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	0
Financial assets at fair value through profit or loss, category [member] | Other financial liabilities [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	0
Financial assets at fair value through profit or loss, category [member] | Provision related to benefits to employees [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	0
Financial assets at fair value through profit or loss, category [member] | Other accounts payable [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	0
Financial assets at amortised cost, category [member]
Categories of financial assets [abstract]
Financial assets	0
Financial assets at amortised cost, category [member] | Accounts And Trade Receivables Non Provisional Pricing [Member]
Categories of financial assets [abstract]
Financial assets	1,703
Financial assets at amortised cost, category [member] | Accounts And Trade Receivables Provisional Pricing [Member]
Categories of financial assets [abstract]
Financial assets	0
Financial assets at amortised cost, category [member] | Trade accounts payable [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	194,958
Financial assets at amortised cost, category [member] | Accounts payable to Related parties [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	13,681
Financial assets at amortised cost, category [member] | Other financial liabilities [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	1,268,488
Financial assets at amortised cost, category [member] | Provision related to benefits to employees [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	109,903
Financial assets at amortised cost, category [member] | Other accounts payable [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities	$ 73,606